Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information
Entity Registrant Name	Sunshine Heart, Inc.
Entity Central Index Key	0001506492
Document Type	S-1
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 12,350
Accounts receivable, net	247
Other current assets	182
Total current assets	12,779
Property, plant and equipment	120
TOTAL ASSETS	12,899
Current liabilities
Accounts payable	696
Accrued salaries, wages, and other compensation	114
Total current liabilities	810
Total liabilities	810
Stockholders' equity
Preferred stock as of March 31, 2012, December 31, 2011 and December 31, 2010, $0.0001 par value per share; authorized 40,000,000 shares
Common stock as of March 31, 2012, December 31, 2011 and December 31, 2010, par value $0.0001 per share; authorized 100,000,000 shares; issued and outstanding 6,276,538, 6,018,740 and 5,063,968, respectively	1
Additional paid-in capital	60,086
Accumulated other comprehensive income (loss):
Foreign currency translation adjustment	995
Accumulated deficit (Retained earnings)	(48,993)
Total stockholders' equity	12,089
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 12,899

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	6,276,538	6,018,740	5,063,968
Common stock, shares outstanding	6,276,538	6,018,740	5,063,968

Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net sales		$ 407
Operating expenses
Selling, general and administrative	5,363	2,598
Research and development	11,199	6,229
Total operating expenses	16,562	8,827
Loss from operations	(16,562)	(8,420)
Interest income	251	150
Loss before income taxes	(16,311)	(8,270)
Income tax benefit	(115)	(670)
Net loss	(16,196)	(7,600)
Basic and diluted loss per share (in dollars per share)	$ (2.98)	$ (2.63)
Weighted average shares outstanding - basic and diluted (in shares)	5,442	2,885
Other Comprehensive Income
Foreign currency translation adjustment	137	623
Total comprehensive loss	$ (16,059)	$ (6,977)

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid in Capital	Accumulated Other Comprehensive Income Foreign Currency Translation Adjustment	Accumulated Deficit (Retained Earnings)	Comprehensive Loss
Balance at Dec. 31, 2009	$ 7,071		$ 48,092	$ 372	$ (41,393)
Balance (in shares) at Dec. 31, 2009		2,696
Comprehensive loss:
Net loss	(7,600)				(7,600)	(7,600)
Foreign currency translation adjustment	623			623		623
Total comprehensive loss	(6,977)					(6,977)
Stock based compensation	78		78
Issuance of common stock, net	11,917	1	11,916
Issuance of common stock, net (in shares)		2,368
Balance at Dec. 31, 2010	12,089	1	60,086	995	(48,993)
Balance (in shares) at Dec. 31, 2010	5,063,968	5,064
Comprehensive loss:
Net loss	(16,196)				(16,196)	(16,196)
Foreign currency translation adjustment	137			137		137
Total comprehensive loss	(16,059)					(16,059)
Stock based compensation	939		939
Issuance of common stock, net	7,627		7,627
Issuance of common stock, net (in shares)		955
Balance at Dec. 31, 2011	$ 4,596	$ 1	$ 68,652	$ 1,132	$ (65,189)
Balance (in shares) at Dec. 31, 2011	6,018,740	6,019

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash provided used in operations:
Net loss	$ (4,081)	$ (2,817)	$ (16,196)	$ (7,600)
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization	31	9	50	32
Stock based compensation expense	318	19	939	78
Loss on disposal of plant and equipment	63
Changes in asset and liabilities:
Accounts receivable		242	258	(123)
Other current assets	(299)	(80)	(166)	(94)
Accounts payable and accrued expenses	(800)	(175)	2,026	496
Net cash used in operations	(4,768)	(2,802)	(13,089)	(7,210)
Cash flows used in investing activities:
Purchases of property and equipment	(89)	(7)	(451)	(7)
Net cash used in investing activities	(89)	(7)	(451)	(7)
Cash flows provided by financing activities:
Net proceeds from the sale of common stock	2,061	100	7,627	11,917
Net cash provided by financing activities	2,061	100	7,627	11,917
Effect of exchange rate changes on cash	65	90	126	623
Net increase (decrease) in cash and cash equivalents	(2,731)	(2,619)	(5,787)	5,322
Cash and cash equivalents - beginning of period	6,563	12,350	12,350	7,028
Cash and cash equivalents - end of period	$ 3,832	$ 9,631	$ 6,563	$ 12,350

Nature of Business and Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Nature of Business and Significant Accounting Policies
Nature of Business and Significant Accounting Policies

Note 1 - Nature of Business and Significant Accounting Policies

Nature of Business:  Sunshine Heart (“we” or the “Company”) was founded in November 1999 and incorporated in Delaware in August 2002. The Company’s headquarters are located in Eden Prairie, MN and the Company also has a wholly owned subsidiary, Sunshine Heart Company Pty Ltd, located in St Leonards, New South Wales, Australia. We are a medical device company developing innovative technologies for cardiac and coronary disease. The Company’s primary product, the C-Pulse® Heart Assist System, or C-Pulse Heart System, is an implantable, non-blood contacting, heart assist therapy for the treatment of moderate to severe heart failure, which can be implanted using a minimally invasive procedure. The C-Pulse Heart System is designed to relieve the symptoms of heart failure through the use of counter-pulsation technology by enabling an increase in cardiac output, an increase in coronary blood flow, and a reduction in the heart’s pumping load. The Company received approval from the U.S. Food and Drug Administration, or FDA, to conduct a U.S. feasibility clinical trial with the C-Pulse Heart System. Our shares of common stock in the form of CHESS Depositary Interests, or CDIs, have been publicly traded in Australia on the Australian Securities Exchange, or ASX, since September 2004.

Going Concern: The Company’s financial statements have been prepared and presented on a basis assuming it continues as a going concern.

During the years ended December 31, 2011 and 2010 and through March 31, 2012, the Company incurred losses from operations and net cash outflows from operating activities as disclosed in the consolidated statements of operations and cash flows, respectively. At December 31, 2011, we had an accumulated deficit of $65,189 and we expect to incur losses for the foreseeable future. To date, the Company has been funded by private and public equity financings. Although we believe that we will be able to successfully fund our operations, there can be no assurance that we will be able to do so or that we will ever operate profitably.

The Company’s ability to continue as a going concern is dependent on the Company’s ability to raise additional capital based on the achievement of existing milestones as and when required. Should the future capital raising not be successful, the Company may not be able to continue as a going concern. Furthermore, the ability of the Company to continue as a going concern is subject to the ability of the Company to develop and successfully commercialize the product being developed. If the Company is unable to obtain such funding of an amount and timing necessary to meet its future operational plans, or to successfully commercialize its intellectual property, the Company may be unable to continue as a going concern. No adjustments have been made relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company not continue as a going concern.

Basis of Presentation:  The accompanying consolidated financial statements include the accounts of Sunshine Heart, Inc. and its wholly-owned subsidiary, Sunshine Heart Company Pty Ltd. (collectively, “Sunshine Heart” or the “Company”). All intercompany accounts and transactions between consolidated entities have been eliminated.

Unaudited Interim Consolidated Financial Information:  The interim balance sheet as of March 31, 2012 and statements of operations and cash flows for the three months ended March 31, 2012 and 2011 and related interim information contained in the notes to these financial statements are unaudited.  The accompanying condensed consolidated financial statements have been prepared in accordance with Regulation S-X of the Securities Act of 1933, as amended.  In the opinion of management, such unaudited interim consolidated information has been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and includes all adjustments consisting of normal recurring accruals necessary for the fair presentation of this interim information when read in conjunction with the audited financial statements and notes thereto.  Certain information and disclosures normally included in the financial statements have been condensed or omitted pursuant to such rules and regulations, although management believes that disclosures are adequate to make information presented not misleading.  Results for the three months ended March 31, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012 or any other interim period or for any other future year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Net Loss per Share: Basic net loss attributable to common stockholders, on a per share basis, is computed by dividing income available to common stockholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Shares issued during the period and shares reacquired during the period are weighted for the portion of the period that they were outstanding. The computation of diluted earnings per share, or EPS, is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued and computed in accordance with the treasury stock method. In addition, in computing the dilutive effect of convertible securities, the numerator is adjusted to add back the after-tax amount of interest recognized in the period associated with any convertible debt. Shares reserved for outstanding stock warrants and options totaling 1,961,633 and 1,188,406 for the three months ended March 31, 2012 and 2011, respectively, were excluded from the computation of loss per share as their effect was antidilutive due to the Company’s net loss in each of those periods.

Fair Value of Financial Instruments:  Our financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities. We believe that the carrying amounts of the financial instruments approximate their respective current fair values due to their relatively short maturities.

Pursuant to the requirements of the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board, or FASB, Codification, the Company’s financial assets and liabilities measured at fair value on a recurring basis are classified and disclosed in one of the following three categories:

Level 1: Financial instruments with unadjusted quoted prices listed on active market exchanges.

Level 2: Financial instruments lacking unadjusted, quoted prices from active market exchanges, including over the counter traded financial instruments. The prices for the financial instruments are determined using prices for recently traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3: Financial instruments that are not actively traded on a market exchange. This category includes situations where there is little, if any, market activity for the financial instrument. The prices are determined using significant unobservable inputs or valuation techniques.

All cash and cash equivalents are considered Level 1 measurements for all periods presented. We do not have any financial instruments classified as Level 2 or Level 3 and there were no movements between these categories.

Recently Adopted Accounting Pronouncements

In May 2011, the FASB issued an update to accounting guidance for improved fair value measurement and disclosures.  The update represents converged guidance between U.S. GAAP and International Financial Reporting Standards, or IFRS, resulting in common requirements for measuring fair value and for disclosing information about fair value measurements. This new guidance was effective for our fiscal year beginning January 1, 2012 and the adoption of this guidance did not have an impact on our financial position, results of operations or cash flows.

In June 2011, the FASB issued guidance on presentation of comprehensive income that requires us to present components of other comprehensive income and of net income in one continuous statement of comprehensive income, or in two separate but consecutive statements. In December 2011, the FASB issued a deferral of the effective date for presentations of reclassifications of items out of accumulated other comprehensive income (loss).  The option to report other comprehensive income within the statement of equity has been removed. This new presentation of comprehensive income was effective for our fiscal year beginning January 1, 2012 and the adoption of this guidance did not have an impact on our financial position, results of operations or cash flows.

There was no other accounting pronouncement adopted during the three-month period ended March 31, 2012 that had a material impact on our financial position, operating results or disclosures.

Recent Accounting Pronouncements to be Adopted

There were no new accounting pronouncements issued during the three-month period ended March 31, 2012 that are expected to have material impacts on our financial position, operating results or disclosures.

Note 1 - Nature of Business and Significant Accounting Policies

Nature of Business:  Sunshine Heart (“we” or the “Company”) was founded in November 1999 and incorporated in Delaware in August 2002. We are headquartered in Eden Prairie, MN and have a wholly owned subsidiary, Sunshine Heart Company Pty Ltd, located in St Leonards, New South Wales, Australia. We are a medical device company developing innovative technologies for cardiac and coronary disease. The Company’s primary product, the C-Pulse® Heart Assist System, is an implantable, non-blood contacting, heart assist therapy for the treatment of moderate to severe heart failure which can be implanted using a minimally invasive procedure. C-Pulse is designed to relieve the symptoms of heart failure through the use of counter-pulsation technology by enabling an increase in cardiac output, an increase in coronary blood flow, and a reduction in the heart’s pumping load. The Company has received approval from the U.S. Food and Drug Administration to conduct a U.S. feasibility clinical trial with the C-Pulse System. Our shares of common stock in the form of CHESS Depositary Interests (CDIs) have been publicly traded in Australia on the Australian Securities Exchange (ASX) since September 2004.

Going Concern: The Company’s financial statements have been prepared and presented on a basis assuming it continues as a going concern.

During the years ended December 31, 2011 and 2010, the Company incurred losses from operations and net cash outflows from operating activities as disclosed in the consolidated statements of operations and cash flows, respectively. At December 31, 2011, we had an accumulated deficit of $65.2 million and we expect to incur losses for the foreseeable future. To date, we have been funded by private and public equity financings. Although we believe that we will be able to successfully fund our operations, there can be no assurance that we will be able to do so or that we will ever operate profitably.

The Company’s ability to continue as a going concern is dependent on the Company’s ability to raise additional capital based on the achievement of existing milestones as and when required. Should the future capital raising not be successful, the Company may not be able to continue as a going concern. Furthermore, the ability of the Company to continue as a going concern is subject to the ability of the Company to develop and successfully commercialize the product being developed. If the Company is unable to obtain such funding of an amount and timing necessary to meet its future operational plans, or to successfully commercialize its intellectual property, the Company may be unable to continue as a going concern. No adjustments have been made relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company not continue as a going concern.

Basis of Presentation:  The accompanying consolidated financial statements include the accounts of Sunshine Heart, Inc. and its wholly-owned subsidiary, Sunshine Heart Company Pty Ltd. (collectively, “Sunshine Heart” or the “Company”). All inter-company accounts and transactions between consolidated entities have been eliminated.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value of Financial Instruments:  Our financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities. We believe that the carrying amounts of the financial instruments approximate their respective current fair values due to their relatively short maturities.

Pursuant to the requirements of the Fair Value Measurements and Disclosures Topic of the FASB Codification, the Company’s financial assets and liabilities measured at fair value on a recurring basis are classified and disclosed in one of the following three categories:

Level 1: Financial instruments with unadjusted quoted prices listed on active market exchanges.

Level 2: Financial instruments lacking unadjusted, quoted prices from active market exchanges, including over the counter traded financial instruments. The prices for the financial instruments are determined using prices for recently traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3: Financial instruments that are not actively traded on a market exchange. This category includes situations where there is little, if any, market activity for the financial instrument. The prices are determined using significant unobservable inputs or valuation techniques.

All cash and cash equivalents are considered Level 1 measurements for all periods presented. We do not have any financial instruments classified as Level 2 or Level 3 and there were no movements between these categories.

Cash and Cash Equivalents:  Cash and cash equivalents consist of cash, money market funds and term deposits with original maturities of three months or less. The carrying value of these instruments approximates fair value. The balances, at times, may exceed federally insured limits. We have not experienced any losses on our cash and cash equivalents.

Accounts Receivable:  Accounts receivable are unsecured, are recorded at net realizable value, and do not bear interest. We make judgments as to our ability to collect outstanding receivables based upon significant patterns of uncollectiblity, historical experience, and managements’ evaluation of specific accounts and will provide an allowance for credit losses when collection becomes doubtful. The Company performs credit evaluations of its customers’ financial condition on an as-needed basis. Payment is generally due 30 days from the invoice date and accounts past 30 days are individually analyzed for collectability. When all collection efforts have been exhausted, the account is written off against the related allowance. No allowance for doubtful accounts was considered necessary as of December 31, 2011 or December 31, 2010.

Other Current Assets: Other current assets represent prepayments and deposits made by the Company.

Property, Plant and Equipment:  Property and equipment is stated at cost less accumulated depreciation. Depreciation is computed based upon the estimated useful lives of the respective assets. Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the assets. Repairs and maintenance costs are expensed as incurred. Major betterments and improvements, which extend the useful life of the item, are capitalized and depreciated. The cost and accumulated depreciation of property, plant and equipment retired or otherwise disposed of are removed from the related accounts, and any residual values are charged or credited to expenses. Depreciation expense has been calculated using the following estimated useful lives:

Office furniture and equipment	5-15 years
Computer software and equipment	3-4 years
Laboratory and research equipment	3-15 years
Production equipment	7 years

Depreciation expense was $49 and $32 for the years ended December 31, 2011 and 2010, respectively.

Impairment of Long-lived Assets:  Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the impairment tests indicate that the carrying value of the asset is greater than the expected undiscounted cash flows to be generated by such asset, an impairment loss would be recognized. The impairment loss is determined as the amount by which the carrying value of such asset exceeds its fair value. We generally measure fair value by considering sale prices for similar assets or by discounting estimated future cash flows from such assets using an appropriate discount rate. Assets to be disposed of are carried at the lower of their carrying value or fair value less costs to sell. Considerable management judgment is necessary to estimate the fair value of assets, and accordingly, actual results could vary significantly from such estimates. There have been no impairment losses for long-lived assets, for the years ended December 31, 2011 and 2010.

Revenue Recognition:  We recognize revenue when (i) persuasive evidence of a customer arrangement exists; (ii) the price is fixed or determinable and free of contingencies or uncertainties; (iii) collectability is reasonably assured; and (iv) product delivery has occurred, which is when product title transfers to the customer, or services have been rendered. Sales are not conditional based on customer acceptance provisions or installation obligations.  Our C-Pulse Heart Assist System is not approved for commercial sale. Our revenue consists solely of sales of the C-Pulse to hospitals and clinics under contract in conjunction with our clinical trials. For clinical trial implant revenue, the product title generally transfers on the date the product is implanted. We do not charge hospitals and clinics for shipping. We expense shipping costs at the time we report the related revenue and record them in cost of sales.

Foreign Currency Translation and Transactions:  Foreign denominated monetary assets and liabilities are translated at the rate of exchange prevailing at the balance sheet date. Results of operations are translated using the average rates prevailing during the reporting period. The translation adjustment has not been included in determining the Company’s net loss, but has been reported separately and is accumulated in a separate component of equity. Effective January 1, 2011, we concluded that the functional currency of our U.S. based parent company is the U.S. dollar.  Prior to that date the functional currency of both the U.S. based parent company and the Company’s Australian subsidiary was the Australian dollar.  For financial reporting purposes, the reporting currency of the company is the U.S. dollar.  When a transaction is denominated in a currency other than the entity’s functional currency, the Company recognizes a transaction gain or loss in net earnings.

Comprehensive Income (Loss):  The components of comprehensive income (loss) include net income (loss) and the effects of foreign currency translation adjustments.

Stock-Based Compensation:  The Company recognizes all share-based payments, including grants of stock options, to in the income statement as an operating expense, based on their fair value over the requisite service period.

The Company computes the estimated fair values of stock options using the Black-Scholes option pricing model. No tax benefit has been recorded due to the full valuation allowance on deferred tax assets that the Company has recorded.

Stock-based compensation expense is based on awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Equity instruments issued to non-employees, and for services and goods are shares of the Company’s common stock, warrants or options to purchase shares of the Company’s common stock. These shares, warrants or options are either fully-vested and exercisable at the date of grant or vest over a certain period during which services are provided. The Company expenses the fair market value of these securities over the period in which the related services are received.

See Note 3 for further information regarding the assumptions used to calculate the fair value of share-based compensation.

Income Taxes:  Deferred income taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards. Deferred tax liabilities are recognized for taxable temporary differences, which are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Net Loss per Share: Basic net loss attributable to common stockholders, on a per share basis, is computed by dividing income available to common stockholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Shares issued during the period and shares reacquired during the period are weighted for the portion of the period that they were outstanding. The computation of diluted earnings per share, or EPS, is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued and computed in accordance with the treasury stock method. In addition, in computing the dilutive effect of convertible securities, the numerator is adjusted to add back the after-tax amount of interest recognized in the period associated with any convertible debt. Shares reserved for outstanding stock warrants and options totaling 2,216,615 and 1,310,987 for the years ended December 31, 2011 and 2010, respectively, were excluded from the computation of loss per share as their effect was antidilutive due to the Company’s net loss in each of those years.

Research and Development: Research and development expenses consist primarily of development personnel and non-employee contractor costs related to the development of new products and services, enhancement of existing products and services, quality assurance and testing. The Company incurred research and development expenses of $11,199 and $6,229 for the years ended December 31, 2011 and 2010, respectively.

Reverse Stock Split: On January 24, 2012, the board of directors declared a 1-for-200 reverse stock split and a corresponding inverse change in the transmutation ratio of CHESS Depositary Instruments (“CDIs”) trading on the ASX in Australia such that one CDI will represent 1/200th of a share. The reverse split and change in transmutation ratio became effective for trading on the ASX on January 30, 2012.  All share and per share data included in the consolidated financial statements and accompanying notes have been adjusted to reflect this reverse stock split.

Subsequent Events: The Company evaluates events through the date the financial statements are filed for events requiring adjustment to or disclosure in the financial statements. See Note 7, Subsequent Events for additional information.

New Accounting Pronouncements: In June 2011, the FASB issued amended disclosure requirements for the presentation of comprehensive income. The amended guidance eliminates the option to present components of other comprehensive income (“OCI”) as part of the statement of changes in equity. Under the amended guidance, all changes in OCI are to be presented either in a single continuous statement of comprehensive income or in two separate but consecutive financial statements. We adopted these changes effective January 1, 2012 and applied retrospectively for all periods presented. There was no impact to the consolidated results as the amendments related only to changes in financial statement presentation.

In May 2011, FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This accounting update generally aligns the principles for fair value measurements and the related disclosure requirements under U.S. GAAP and International Financial Reporting Standards. From a U.S. GAAP perspective, the amendments are largely clarifications, but some could have a significant effect on certain companies. A number of new disclosures also are required. Except for certain disclosures, the guidance applies to public and nonpublic companies and is to be applied prospectively. For public companies and nonpublic companies, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early adoption by public companies is not permitted. Nonpublic companies may apply the amendments early, but no earlier than for interim periods beginning after December 15, 2011.

Balance Sheet Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Balance Sheet Information
Balance Sheet Information

Note 3 - Balance Sheet Information

Property, Plant and Equipment

Property, plant and equipment were as follows:

	March 31, 2012	December 31, 2011

Library	$1	$1
Office Furniture & Fixtures	94	177
Leasehold Improvements	145	251
Software	9	37
Production Equipment	373	293
Computer Equipment	114	134
Total	736	893
Accumulated Depreciation	(215)	(371)
	$521	$522

Depreciation expense for the three months ended March 31, 2012 and 2011 was $31 and $9, respectively.

Note 2 - Balance Sheet Information

Property, Plant and Equipment

Property, plant and equipment were as follows:

	December 31, 2011	December 31, 2010

Library	$1	$1
Office Furniture & Fixtures	177	90
Leasehold Improvements	251	78
Software	37	28
Production Equipment	293	179
Computer Equipment	134	65
Total	893	441
Accumulated Depreciation	(371)	(321)
	$522	$120

Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity
Equity

Note 2 — Equity

Private Placement

On February 8, 2012 we placed 256,875 shares of common stock (in the form of CDIs) at AU$8.00 per share, for proceeds, net of transaction costs of $2,061.

Stock-Based Compensation

The Company recognizes all share-based payments, including grants of stock options and compensatory employee stock purchase plans, in the income statement as an operating expense, based on their fair value over the requisite service period. We recorded $206 and $112 of related compensation expense to selling, general and administrative expense and research and development expense, respectively, for the three months ended March 31, 2012, as compared to $13 and $6, respectively, of related compensation expense for the three months ended March 31, 2011. As of March 31, 2012, a total of $4,017 of unrecognized compensation costs related to non-vested stock option awards was outstanding and is expected to be recognized within the next 3.75 fiscal years.

The Company uses the Black-Scholes option pricing model to determine the weighted average fair value of options.  The volatility factor used in the Black-Scholes option pricing model is based on historical stock price fluctuations.  The current forfeiture rate is based on a reasonable estimate by management.  Expected dividend yield is based upon the Company’s historical and projected dividend activity and the risk free interest rate is based upon US Treasury rates appropriate for the expected term of the options.  The expected term is based on estimates regarding projected employee stock option exercise behavior.  Options for 29,375 shares were granted during the three months ended March 31, 2012, and the weighted average fair value of these options was $173, determined using an expected dividend yield of 0%, an expected stock price volatility of 98.5%, a risk-free interest rate of 1.38% and expected option lives of 6.5 years. There were no options granted in the three months ended March 31, 2011.

The Company’s stock options generally vest over four years of service and have a contractual life of 10 years.  We have 1,019,856 shares authorized for grant under our Amended and Restated 2011 Equity Incentive Plan.

Warrants

Warrants to purchase 1,581,648 and 1,496,032 shares of common stock were outstanding at March 31, 2012 and December 31, 2011, respectively.

As part of the private placement on February 8, 2012, we issued 77,063 warrants to purchase common stock at an exercise price of AU$11.20 per share and a term of 4 years, and 8,553 warrants to purchase common stock at an exercise price of AU$8.00 per share with a term of 5 years.

Note 3 - Equity

Private Placement

In November and December, 2010, the Company placed 2,368,576 shares of common stock (in the form of CDIs) for proceeds, net of transaction costs, of $11,917.

In January 2011, the Company placed 17,858 shares of common stock (in the form of CDIs) for proceeds, net of transaction costs, of $99.

In July 2011, the Company placed 572,222 shares of common stock (in the form of CDIs) for proceeds, net of transaction costs, of $4,597.

In September 2011, the Company placed 349,444 shares of common stock (in the form of CDIs) for proceeds, net of transaction costs, of $2,838.

Stock Options

The Company recognized share-based compensation expense related to stock options and grants of common stock to employees, directors and consultants of $939 and $78 during the years ended December 31, 2011 and 2010, respectively. The following table summarizes the stock-based compensation expense which was recognized in the Consolidated Statements of Operations for the years ended December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010

Selling, general and administrative	$621	$55
Research and development	318	23
Total	$939	$78

As of December 31, 2011 and December 31, 2010 the total compensation cost related to all nonvested awards not yet recognized was $4,582 and $94, respectively. This amount is expected to be recognized over the remaining weighted-average period of 9.21 years as of December 31, 2011 and 1.19 years as of December 31, 2010.

The Company has granted stock options to certain employees and directors under the Amended and Restated 2002 Stock Plan and its 2011 Equity Incentive Plan (collectively the “Plans”). The Plans are designed to assist in the motivation and retention of employees and to recognize the importance of employees to the long-term performance and success of the Company. The Company has also granted stock options to certain consultants outside of the Plans. The majority of the options to purchase common stock vest on the anniversary of the date of grant, which ranges from one to four years. Additionally, certain stock options vest upon the closing price of the Company’s common stock reaching certain minimum levels, as defined in the agreements. Finally, certain other stock options vest upon the meeting of certain Company milestones such as the signing of specific agreements and the completion of the Company’s anticipated listing on a U.S. stock exchange. As of December 31, 2011, the Company expects that all such market and performance conditions will be met. Share-based compensation expense related to these awards is recognized on a straight-line basis over the related vesting term.  It is the Company’s policy to issue new shares upon the exercise of options.

The following is a summary of the Plan and non-Plan stock option activity during the year ended December 31, 2011 and 2010.

	Options Outstanding	Weighted Average Exercise price	Remaining Average Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2009	78,789	$37.94
2010 Grants	50,000	10.72
2010 Exercises	—	—
2010 Forfeitures/expiration	2,091	36.70
Outstanding, December 31, 2010	126,698	28.00	7.26	$819
Exercisable at December 31, 2010	90,427	6.94	6.54	819
2011 Grants	794,926	7.64
2011 Exercises	1,560	6.58
2011 Forfeitures/expiration	33,231	13.02
Outstanding, December 31, 2011	886,833	$10.05	9.21	$62,674
Exercisable at December 31, 2011	184,296	$18.74	10.06	$24,013

The aggregate intrinsic value is defined as the difference between the market value of the Company’s common stock (based on the trading price of the Company’s CDIs on ASX) as of the end of the period and the exercise price of the in-the-money stock options. The total intrinsic value of stock options exercised during the years ended December 31, 2011 and 2010 was $3 and $0, respectively. Of the 702,537 non vested options, 40 are held by consultants, the majority of which vest in 2012. Total cash proceeds from exercised options were $10 and $0 for the years ended December 31, 2011 and 2010, respectively.

The weighted-average fair value of stock options granted during the years ended December 31, 2011 and 2010 was $6.62 and $10.72, respectively.

The fair value of each stock option is estimated at the grant date using the Black-Scholes option pricing model. The Company has not historically paid dividends to its shareholders, and, as a result assumed a dividend yield of 0%. The 2011 risk free interest rate is based upon the rates of US Treasury bins with a term equal to the expected term of the option.  The 2010 risk free interest rate is based upon the rates of Australian bonds with a term equal to the expected term of the option. The expected volatility is based upon the historical price of the Company’s CDIs. The expected term of the stock options to purchase common stock is based upon the outstanding contractual expected life of the stock option on the date of grant. The Company used the following weighted-average assumptions in calculating the fair value of options granted during the years ended December 31, 2011 and 2010.

	Year ended December 31
	2011	2010
Expected dividend yield	0%	0%
Risk-free interest rate	1.43%	4.97%
Expected volatility	100%	65%
Expected life (in years)	6.5	5

Warrants

Warrants to purchase 1,496,032 and 1,223,787 shares of common stock were outstanding at December 31, 2011 and 2010, respectively.

On November 10, 2010, the Company issued 357,050 warrants at an exercise price of AU$6.40 and a term of 4 years as part of the private placements previously described.

Also, as part of the private placements completed during 2010, the Company issued 850,737 warrants to purchase common stock at an exercise price of AU$6.40 per share. The warrants have a stated life of four years.

As part of the private placement completed during 2011, the Company issued 10,623 warrants to purchase common stock at an exercise price of AU$8.20 per share and 276,501 warrants to purchase common stock at an exercise price of AU$11.20 per share. The warrants have a stated life of four years.

Additional warrants to purchase common stock were issued in connection with the issuance of $800 convertible promissory notes in June 2004, which were issued as a bridging loan prior to the initial public offering of the Company’s CDIs on the ASX. These warrants were issued to related party entities affiliated with certain directors of the Company and to one unrelated party. The warrants entitle the holders to receive 16,000 shares at an exercise price of AU$5.00. The warrants have an exercise period of ten years and expire in June 2014.

During the year ended December 31, 2011, 14,879 warrants were exercised at a price of AU$6.40 for total proceeds of $99.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

Note 4 - Income Taxes

Domestic and foreign loss before provision for income taxes consists of the following:

	December 31, 2011	December 31, 2010

Domestic	(11,252)	(2,207)
Foreign	(4,944)	(5,563)
Total	(16,196)	(8,270)

The components of income tax expense for the years ended December 31, 2011 and 2010 consist of the following:

	December 31, 2011	December 31, 2010

Income tax provision:
Current:
U.S. and state	(115)	—
Foreign	—	(670)
Deferred:
U.S. and state	—	—
Foreign	—	—
Total income tax (benefit) expense	(115)	(670)

Actual income tax expense differs from statutory federal income tax benefit for the years ended December 31, 2011 and 2010 as follows:

	December 31, 2011	December 31, 2010

Statutory federal income tax benefit	(5,555)	(2,812)
State tax benefit, net of federal taxes	(727)	(417)
Foreign tax	199	225
R&D tax credit rebate	(265)	(670)
Valuation allowance increase	6,121	3,033
Other	112	(29)
Total income tax (benefit) expense	(115)	(670)

Deferred taxes as of December 31, 2011 and 2010 consist of the following:

	December 31, 2011	December 31, 2010

Deferred tax assets (liabilities):

Accrued expenses	115	120
Stock based compensation	658	385
Capitalized patent costs	126	140
Deferred rent	78	—
Fixed assets	(76)	—
R&D credits	150	—
Other	7	7
Net operating losses	22,357	16,210
	23,415	16,862
Less: valuation allowance	(23,415)	(16,862)
	—	—

As of December 31, 2011, we had U.S. net operating loss (NOL) carryforwards of approximately $14.6 million for U.S. income tax purposes, which expire in 2023 through 2031, and NOLs in the Commonwealth of Australia of approximately $54.1 million which we can carry forward indefinitely.  U.S. net operating loss carryforwards cannot be used to offset taxable income in foreign jurisdictions.  In addition, future utilization of net operating loss carryforwards in the U.S. may be subject to certain limitations under Section 382 of the Internal Revenue Code.  This section generally relates to a 50 percent change in ownership of a company over a three-year period.  No formal study has been prepared as of the balance sheet date to determine any applicable limitations on the utilization of the U.S. net operating losses.

We received a $670 fully refundable research and development tax credit in 2010, determined as a combined average of 44% of qualified research and development expenditures of our Australian subsidiary for its tax period ended June 30, 2010.  The Australian research and development tax credit is paid as a refundable credit to small and medium enterprises for tax years ending on or before June 30, 2011, when total research and development expenses of the Australian subsidiary are less than A$2 million for the tax period. If total eligible research and development expenses exceed A$2 million, the tax credit is instead applied as a carryforward reduction against future income taxes.  We have not completed the Australian tax return for the period ended June 30, 2011, and cannot be assured that our total eligible research and development expenses will be less than A$2 million.  Therefore, we have reflected $0 net benefit related to the research and development credit for 2011. We also computed a $115 fully refundable research and development tax credit for the state of Minnesota for the fiscal year ended June 30, 2011.  This credit is computed as a percentage of qualified research expenditures that were incurred in the state of Minnesota during the fiscal year.  We have not yet completed a study to determine whether a similar credit will be generated for the six months ended December 31, 2011; therefore, we have reflected $0 net benefit related to the Minnesota research and development credit for the six months ended December 31, 2011.

We provide for a valuation allowance when it is more likely than not that we will not realize a portion of the deferred tax assets.  We have established a valuation allowance for U.S. and foreign deferred tax assets due to the uncertainty that enough taxable income will be generated in those taxing jurisdictions to utilize the assets.  Therefore, we have not reflected any benefit of such deferred tax assets in the accompanying financial statements.  For the years ended December 31, 2011 and 2010, the valuation allowance increased by $6.6 million and $4.5 million, respectively.  Changes in the valuation allowance do not equal the amounts reflected in the statutory rate reconciliation due to fluctuating currency exchange rates.

The Company has adopted accounting guidance related to uncertain tax positions. This accounting guidance prescribes a recognition threshold and measurement attribute for recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The adoption of uncertain tax position guidance did not have a material impact on the Company’s consolidated financial statements. Additionally, the adoption of the guidance had no impact on retained earnings. The Company had no material uncertain tax positions as of December 31, 2011 or December 31, 2010.

We recognize interest and penalties on unrecognized tax benefits as well as interest received from favorable tax settlements within income tax expense.  Upon adoption of this guidance, we recognized no interest or penalties related to uncertain tax positions.  During the years ended December 31, 2011 and 2010 we recorded no accrued interest or penalties related to uncertain tax positions.

The fiscal tax years ended June 30, 2008 through December 31, 2011 remain open to examination by the Internal Revenue Service.  For the states of California and Minnesota, all years subsequent to the fiscal tax year ended June 30, 2006 are also open to examination.  Additionally, the returns of the Company’s Australian subsidiary are subject to examination by Australian tax authorities for the fiscal tax years ended June 30, 2007 through June 30, 2011.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies.
Commitments and Contingencies

Note 5 — Commitments and Contingencies

Leases

We lease office space under non-cancelable operating leases that expire at various times through March 2016. Rent expense related to operating leases was approximately $274 and $186 for the years ended December 31, 2011 and 2010, respectively. Future minimum lease payments under non-cancelable operating leases as of December 31, 2011 were approximately $260, $194, $262, $267 and $67 for each the years ended December 31, 2012, through 2016, respectively.

Employee Benefits

All Australian employees are entitled to varying levels of benefits on retirement, disability or death. The superannuation plans provide accumulated benefits. Employees contribute to the plans at various percentages of their wages and salaries. Contributions by the Company of up to 9% of employees’ wages and salaries are legally enforceable in Australia. For the years ended December 31, 2011 and 2010, the Company incurred expense of $82 and $64, respectively.

Related Party Transaction	12 Months Ended
Dec. 31, 2011
Related Party Transaction
Related Party Transaction

Note 6 — Related Party Transaction

During the year ended December 31, 2011 and 2010, we paid $9 and $4 to SCP Technology and Growth Pty Limited, a company controlled by a director of our Australian subsidiary, for the provision of intellectual property and patent services. There were no amounts outstanding to this entity at December 31, 2011 or December 31, 2010. In September 2011, we sold 14,375 shares of our common stock to Jeffrey Mathiesen, our Chief Financial Officer, at the price of A$8.00 per share as part of a private placement.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

Note 7 — Subsequent Events

On February 9, 2012, we placed 259,000 shares of common stock for proceeds, net of transaction costs, of $2.1 million.

On February 14, 2012, the SEC certified our common shares for listing on The Nasdaq Stock Exchange, effective that same day.  Our common shares began trading on The Nasdaq Capital Market on February 16, 2012 under the symbol “SSH.”

Segment and Geographic Information	12 Months Ended
Dec. 31, 2011
Segment and Geographic Information
Segment and Geographic Information

Note 8 — Segment and Geographic Information

The Company has one reportable segment, cardiac and coronary disease products. The Company’s geographic regions include the United States and Australia.

Revenue earned relating to reimbursement of clinical trials is earned primarily in the United States. Interest income is primarily earned in Australia.

Long-lived assets are located primarily in the United States at December 31, 2011.

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 3,832	$ 6,563
Other current assets	645	346
Total current assets	4,477	6,909
Property, plant and equipment	521	522
TOTAL ASSETS	4,998	7,431
Current liabilities
Accounts payable	1,647	1,857
Accrued salaries, wages, and other compensation	402	978
Total current liabilities	2,049	2,835
Total liabilities	2,049	2,835
Commitments and contingencies
Stockholders' equity
Preferred stock as of March 31, 2012, December 31, 2011 and December 31, 2010, $0.0001 par value per share; authorized 40,000,000 shares
Common stock as of March 31, 2012, December 31, 2011 and December 31, 2010, par value $0.0001 per share; authorized 100,000,000 shares; issued and outstanding 6,276,538, 6,018,740 and 5,063,968, respectively	1	1
Additional paid-in capital	71,032	68,652
Accumulated other comprehensive income (loss):
Foreign currency translation adjustment	1,186	1,132
Accumulated deficit (Retained earnings)	(69,270)	(65,189)
Total stockholders' equity	2,949	4,596
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,998	$ 7,431

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	6,276,538	6,018,740	5,063,968
Common stock, shares outstanding	6,276,538	6,018,740	5,063,968

Condensed Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net sales	$ 0	$ 0
Cost of goods sold	0	0
Gross profit	0	0
Operating expenses
Selling, general and administrative	1,940	642
Research and development	2,166	2,292
Total operating expenses	4,106	2,934
Loss from operations	(4,106)	(2,934)
Interest income	25	117
Loss before income taxes	(4,081)	(2,817)
Income tax benefit		0
Net loss	(4,081)	(2,817)
Basic and diluted loss per share (in dollars per share)	$ (0.66)	$ (0.55)
Weighted average shares outstanding - basic (in shares)	6,169	5,078
Weighted average shares outstanding - diluted (in shares)	6,169	5,078
Comprehensive loss	$ (4,027)	$ (2,752)

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash provided used in operations:
Net loss	$ (4,081)	$ (2,817)	$ (16,196)	$ (7,600)
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization	31	9	50	32
Loss on disposal of plant and equipment	63
Stock based compensation expense	318	19	939	78
Changes in asset and liabilities:
Accounts receivable		242	258	(123)
Other current assets	(299)	(80)	(166)	(94)
Accounts payable and accrued expenses	(800)	(175)	2,026	496
Net cash used in operations	(4,768)	(2,802)	(13,089)	(7,210)
Cash flows used in investing activities:
Purchases of property and equipment	(89)	(7)	(451)	(7)
Net cash used in investing activities	(89)	(7)	(451)	(7)
Cash flows provided by financing activities:
Net proceeds from the sale of common stock	2,061	100	7,627	11,917
Net cash provided by financing activities	2,061	100	7,627	11,917
Effect of exchange rate changes on cash	65	90	126	623
Net increase (decrease) in cash and cash equivalents	(2,731)	(2,619)	(5,787)	5,322
Cash and cash equivalents - beginning of period	6,563	12,350	12,350	7,028
Cash and cash equivalents - end of period	$ 3,832	$ 9,631	$ 6,563	$ 12,350

Nature of Business and Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Nature of Business and Significant Accounting Policies
Nature of Business and Significant Accounting Policies

Note 1 - Nature of Business and Significant Accounting Policies

Nature of Business:  Sunshine Heart (“we” or the “Company”) was founded in November 1999 and incorporated in Delaware in August 2002. The Company’s headquarters are located in Eden Prairie, MN and the Company also has a wholly owned subsidiary, Sunshine Heart Company Pty Ltd, located in St Leonards, New South Wales, Australia. We are a medical device company developing innovative technologies for cardiac and coronary disease. The Company’s primary product, the C-Pulse® Heart Assist System, or C-Pulse Heart System, is an implantable, non-blood contacting, heart assist therapy for the treatment of moderate to severe heart failure, which can be implanted using a minimally invasive procedure. The C-Pulse Heart System is designed to relieve the symptoms of heart failure through the use of counter-pulsation technology by enabling an increase in cardiac output, an increase in coronary blood flow, and a reduction in the heart’s pumping load. The Company received approval from the U.S. Food and Drug Administration, or FDA, to conduct a U.S. feasibility clinical trial with the C-Pulse Heart System. Our shares of common stock in the form of CHESS Depositary Interests, or CDIs, have been publicly traded in Australia on the Australian Securities Exchange, or ASX, since September 2004.

Going Concern: The Company’s financial statements have been prepared and presented on a basis assuming it continues as a going concern.

During the years ended December 31, 2011 and 2010 and through March 31, 2012, the Company incurred losses from operations and net cash outflows from operating activities as disclosed in the consolidated statements of operations and cash flows, respectively. At December 31, 2011, we had an accumulated deficit of $65,189 and we expect to incur losses for the foreseeable future. To date, the Company has been funded by private and public equity financings. Although we believe that we will be able to successfully fund our operations, there can be no assurance that we will be able to do so or that we will ever operate profitably.

The Company’s ability to continue as a going concern is dependent on the Company’s ability to raise additional capital based on the achievement of existing milestones as and when required. Should the future capital raising not be successful, the Company may not be able to continue as a going concern. Furthermore, the ability of the Company to continue as a going concern is subject to the ability of the Company to develop and successfully commercialize the product being developed. If the Company is unable to obtain such funding of an amount and timing necessary to meet its future operational plans, or to successfully commercialize its intellectual property, the Company may be unable to continue as a going concern. No adjustments have been made relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company not continue as a going concern.

Basis of Presentation:  The accompanying consolidated financial statements include the accounts of Sunshine Heart, Inc. and its wholly-owned subsidiary, Sunshine Heart Company Pty Ltd. (collectively, “Sunshine Heart” or the “Company”). All intercompany accounts and transactions between consolidated entities have been eliminated.

Unaudited Interim Consolidated Financial Information:  The interim balance sheet as of March 31, 2012 and statements of operations and cash flows for the three months ended March 31, 2012 and 2011 and related interim information contained in the notes to these financial statements are unaudited.  The accompanying condensed consolidated financial statements have been prepared in accordance with Regulation S-X of the Securities Act of 1933, as amended.  In the opinion of management, such unaudited interim consolidated information has been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and includes all adjustments consisting of normal recurring accruals necessary for the fair presentation of this interim information when read in conjunction with the audited financial statements and notes thereto.  Certain information and disclosures normally included in the financial statements have been condensed or omitted pursuant to such rules and regulations, although management believes that disclosures are adequate to make information presented not misleading.  Results for the three months ended March 31, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012 or any other interim period or for any other future year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Net Loss per Share: Basic net loss attributable to common stockholders, on a per share basis, is computed by dividing income available to common stockholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Shares issued during the period and shares reacquired during the period are weighted for the portion of the period that they were outstanding. The computation of diluted earnings per share, or EPS, is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued and computed in accordance with the treasury stock method. In addition, in computing the dilutive effect of convertible securities, the numerator is adjusted to add back the after-tax amount of interest recognized in the period associated with any convertible debt. Shares reserved for outstanding stock warrants and options totaling 1,961,633 and 1,188,406 for the three months ended March 31, 2012 and 2011, respectively, were excluded from the computation of loss per share as their effect was antidilutive due to the Company’s net loss in each of those periods.

Fair Value of Financial Instruments:  Our financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities. We believe that the carrying amounts of the financial instruments approximate their respective current fair values due to their relatively short maturities.

Pursuant to the requirements of the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board, or FASB, Codification, the Company’s financial assets and liabilities measured at fair value on a recurring basis are classified and disclosed in one of the following three categories:

Level 1: Financial instruments with unadjusted quoted prices listed on active market exchanges.

Level 2: Financial instruments lacking unadjusted, quoted prices from active market exchanges, including over the counter traded financial instruments. The prices for the financial instruments are determined using prices for recently traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3: Financial instruments that are not actively traded on a market exchange. This category includes situations where there is little, if any, market activity for the financial instrument. The prices are determined using significant unobservable inputs or valuation techniques.

All cash and cash equivalents are considered Level 1 measurements for all periods presented. We do not have any financial instruments classified as Level 2 or Level 3 and there were no movements between these categories.

Recently Adopted Accounting Pronouncements

In May 2011, the FASB issued an update to accounting guidance for improved fair value measurement and disclosures.  The update represents converged guidance between U.S. GAAP and International Financial Reporting Standards, or IFRS, resulting in common requirements for measuring fair value and for disclosing information about fair value measurements. This new guidance was effective for our fiscal year beginning January 1, 2012 and the adoption of this guidance did not have an impact on our financial position, results of operations or cash flows.

In June 2011, the FASB issued guidance on presentation of comprehensive income that requires us to present components of other comprehensive income and of net income in one continuous statement of comprehensive income, or in two separate but consecutive statements. In December 2011, the FASB issued a deferral of the effective date for presentations of reclassifications of items out of accumulated other comprehensive income (loss).  The option to report other comprehensive income within the statement of equity has been removed. This new presentation of comprehensive income was effective for our fiscal year beginning January 1, 2012 and the adoption of this guidance did not have an impact on our financial position, results of operations or cash flows.

There was no other accounting pronouncement adopted during the three-month period ended March 31, 2012 that had a material impact on our financial position, operating results or disclosures.

Recent Accounting Pronouncements to be Adopted

There were no new accounting pronouncements issued during the three-month period ended March 31, 2012 that are expected to have material impacts on our financial position, operating results or disclosures.

Note 1 - Nature of Business and Significant Accounting Policies

Nature of Business:  Sunshine Heart (“we” or the “Company”) was founded in November 1999 and incorporated in Delaware in August 2002. We are headquartered in Eden Prairie, MN and have a wholly owned subsidiary, Sunshine Heart Company Pty Ltd, located in St Leonards, New South Wales, Australia. We are a medical device company developing innovative technologies for cardiac and coronary disease. The Company’s primary product, the C-Pulse® Heart Assist System, is an implantable, non-blood contacting, heart assist therapy for the treatment of moderate to severe heart failure which can be implanted using a minimally invasive procedure. C-Pulse is designed to relieve the symptoms of heart failure through the use of counter-pulsation technology by enabling an increase in cardiac output, an increase in coronary blood flow, and a reduction in the heart’s pumping load. The Company has received approval from the U.S. Food and Drug Administration to conduct a U.S. feasibility clinical trial with the C-Pulse System. Our shares of common stock in the form of CHESS Depositary Interests (CDIs) have been publicly traded in Australia on the Australian Securities Exchange (ASX) since September 2004.

Going Concern: The Company’s financial statements have been prepared and presented on a basis assuming it continues as a going concern.

During the years ended December 31, 2011 and 2010, the Company incurred losses from operations and net cash outflows from operating activities as disclosed in the consolidated statements of operations and cash flows, respectively. At December 31, 2011, we had an accumulated deficit of $65.2 million and we expect to incur losses for the foreseeable future. To date, we have been funded by private and public equity financings. Although we believe that we will be able to successfully fund our operations, there can be no assurance that we will be able to do so or that we will ever operate profitably.

The Company’s ability to continue as a going concern is dependent on the Company’s ability to raise additional capital based on the achievement of existing milestones as and when required. Should the future capital raising not be successful, the Company may not be able to continue as a going concern. Furthermore, the ability of the Company to continue as a going concern is subject to the ability of the Company to develop and successfully commercialize the product being developed. If the Company is unable to obtain such funding of an amount and timing necessary to meet its future operational plans, or to successfully commercialize its intellectual property, the Company may be unable to continue as a going concern. No adjustments have been made relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company not continue as a going concern.

Basis of Presentation:  The accompanying consolidated financial statements include the accounts of Sunshine Heart, Inc. and its wholly-owned subsidiary, Sunshine Heart Company Pty Ltd. (collectively, “Sunshine Heart” or the “Company”). All inter-company accounts and transactions between consolidated entities have been eliminated.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value of Financial Instruments:  Our financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities. We believe that the carrying amounts of the financial instruments approximate their respective current fair values due to their relatively short maturities.

Pursuant to the requirements of the Fair Value Measurements and Disclosures Topic of the FASB Codification, the Company’s financial assets and liabilities measured at fair value on a recurring basis are classified and disclosed in one of the following three categories:

Level 1: Financial instruments with unadjusted quoted prices listed on active market exchanges.

Level 2: Financial instruments lacking unadjusted, quoted prices from active market exchanges, including over the counter traded financial instruments. The prices for the financial instruments are determined using prices for recently traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3: Financial instruments that are not actively traded on a market exchange. This category includes situations where there is little, if any, market activity for the financial instrument. The prices are determined using significant unobservable inputs or valuation techniques.

All cash and cash equivalents are considered Level 1 measurements for all periods presented. We do not have any financial instruments classified as Level 2 or Level 3 and there were no movements between these categories.

Cash and Cash Equivalents:  Cash and cash equivalents consist of cash, money market funds and term deposits with original maturities of three months or less. The carrying value of these instruments approximates fair value. The balances, at times, may exceed federally insured limits. We have not experienced any losses on our cash and cash equivalents.

Accounts Receivable:  Accounts receivable are unsecured, are recorded at net realizable value, and do not bear interest. We make judgments as to our ability to collect outstanding receivables based upon significant patterns of uncollectiblity, historical experience, and managements’ evaluation of specific accounts and will provide an allowance for credit losses when collection becomes doubtful. The Company performs credit evaluations of its customers’ financial condition on an as-needed basis. Payment is generally due 30 days from the invoice date and accounts past 30 days are individually analyzed for collectability. When all collection efforts have been exhausted, the account is written off against the related allowance. No allowance for doubtful accounts was considered necessary as of December 31, 2011 or December 31, 2010.

Other Current Assets: Other current assets represent prepayments and deposits made by the Company.

Property, Plant and Equipment:  Property and equipment is stated at cost less accumulated depreciation. Depreciation is computed based upon the estimated useful lives of the respective assets. Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the assets. Repairs and maintenance costs are expensed as incurred. Major betterments and improvements, which extend the useful life of the item, are capitalized and depreciated. The cost and accumulated depreciation of property, plant and equipment retired or otherwise disposed of are removed from the related accounts, and any residual values are charged or credited to expenses. Depreciation expense has been calculated using the following estimated useful lives:

Office furniture and equipment	5-15 years
Computer software and equipment	3-4 years
Laboratory and research equipment	3-15 years
Production equipment	7 years

Depreciation expense was $49 and $32 for the years ended December 31, 2011 and 2010, respectively.

Impairment of Long-lived Assets:  Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the impairment tests indicate that the carrying value of the asset is greater than the expected undiscounted cash flows to be generated by such asset, an impairment loss would be recognized. The impairment loss is determined as the amount by which the carrying value of such asset exceeds its fair value. We generally measure fair value by considering sale prices for similar assets or by discounting estimated future cash flows from such assets using an appropriate discount rate. Assets to be disposed of are carried at the lower of their carrying value or fair value less costs to sell. Considerable management judgment is necessary to estimate the fair value of assets, and accordingly, actual results could vary significantly from such estimates. There have been no impairment losses for long-lived assets, for the years ended December 31, 2011 and 2010.

Revenue Recognition:  We recognize revenue when (i) persuasive evidence of a customer arrangement exists; (ii) the price is fixed or determinable and free of contingencies or uncertainties; (iii) collectability is reasonably assured; and (iv) product delivery has occurred, which is when product title transfers to the customer, or services have been rendered. Sales are not conditional based on customer acceptance provisions or installation obligations.  Our C-Pulse Heart Assist System is not approved for commercial sale. Our revenue consists solely of sales of the C-Pulse to hospitals and clinics under contract in conjunction with our clinical trials. For clinical trial implant revenue, the product title generally transfers on the date the product is implanted. We do not charge hospitals and clinics for shipping. We expense shipping costs at the time we report the related revenue and record them in cost of sales.

Foreign Currency Translation and Transactions:  Foreign denominated monetary assets and liabilities are translated at the rate of exchange prevailing at the balance sheet date. Results of operations are translated using the average rates prevailing during the reporting period. The translation adjustment has not been included in determining the Company’s net loss, but has been reported separately and is accumulated in a separate component of equity. Effective January 1, 2011, we concluded that the functional currency of our U.S. based parent company is the U.S. dollar.  Prior to that date the functional currency of both the U.S. based parent company and the Company’s Australian subsidiary was the Australian dollar.  For financial reporting purposes, the reporting currency of the company is the U.S. dollar.  When a transaction is denominated in a currency other than the entity’s functional currency, the Company recognizes a transaction gain or loss in net earnings.

Comprehensive Income (Loss):  The components of comprehensive income (loss) include net income (loss) and the effects of foreign currency translation adjustments.

Stock-Based Compensation:  The Company recognizes all share-based payments, including grants of stock options, to in the income statement as an operating expense, based on their fair value over the requisite service period.

The Company computes the estimated fair values of stock options using the Black-Scholes option pricing model. No tax benefit has been recorded due to the full valuation allowance on deferred tax assets that the Company has recorded.

Stock-based compensation expense is based on awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Equity instruments issued to non-employees, and for services and goods are shares of the Company’s common stock, warrants or options to purchase shares of the Company’s common stock. These shares, warrants or options are either fully-vested and exercisable at the date of grant or vest over a certain period during which services are provided. The Company expenses the fair market value of these securities over the period in which the related services are received.

See Note 3 for further information regarding the assumptions used to calculate the fair value of share-based compensation.

Income Taxes:  Deferred income taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards. Deferred tax liabilities are recognized for taxable temporary differences, which are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Net Loss per Share: Basic net loss attributable to common stockholders, on a per share basis, is computed by dividing income available to common stockholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Shares issued during the period and shares reacquired during the period are weighted for the portion of the period that they were outstanding. The computation of diluted earnings per share, or EPS, is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued and computed in accordance with the treasury stock method. In addition, in computing the dilutive effect of convertible securities, the numerator is adjusted to add back the after-tax amount of interest recognized in the period associated with any convertible debt. Shares reserved for outstanding stock warrants and options totaling 2,216,615 and 1,310,987 for the years ended December 31, 2011 and 2010, respectively, were excluded from the computation of loss per share as their effect was antidilutive due to the Company’s net loss in each of those years.

Research and Development: Research and development expenses consist primarily of development personnel and non-employee contractor costs related to the development of new products and services, enhancement of existing products and services, quality assurance and testing. The Company incurred research and development expenses of $11,199 and $6,229 for the years ended December 31, 2011 and 2010, respectively.

Reverse Stock Split: On January 24, 2012, the board of directors declared a 1-for-200 reverse stock split and a corresponding inverse change in the transmutation ratio of CHESS Depositary Instruments (“CDIs”) trading on the ASX in Australia such that one CDI will represent 1/200th of a share. The reverse split and change in transmutation ratio became effective for trading on the ASX on January 30, 2012.  All share and per share data included in the consolidated financial statements and accompanying notes have been adjusted to reflect this reverse stock split.

Subsequent Events: The Company evaluates events through the date the financial statements are filed for events requiring adjustment to or disclosure in the financial statements. See Note 7, Subsequent Events for additional information.

New Accounting Pronouncements: In June 2011, the FASB issued amended disclosure requirements for the presentation of comprehensive income. The amended guidance eliminates the option to present components of other comprehensive income (“OCI”) as part of the statement of changes in equity. Under the amended guidance, all changes in OCI are to be presented either in a single continuous statement of comprehensive income or in two separate but consecutive financial statements. We adopted these changes effective January 1, 2012 and applied retrospectively for all periods presented. There was no impact to the consolidated results as the amendments related only to changes in financial statement presentation.

In May 2011, FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This accounting update generally aligns the principles for fair value measurements and the related disclosure requirements under U.S. GAAP and International Financial Reporting Standards. From a U.S. GAAP perspective, the amendments are largely clarifications, but some could have a significant effect on certain companies. A number of new disclosures also are required. Except for certain disclosures, the guidance applies to public and nonpublic companies and is to be applied prospectively. For public companies and nonpublic companies, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early adoption by public companies is not permitted. Nonpublic companies may apply the amendments early, but no earlier than for interim periods beginning after December 15, 2011.

Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity
Equity

Note 2 — Equity

Private Placement

On February 8, 2012 we placed 256,875 shares of common stock (in the form of CDIs) at AU$8.00 per share, for proceeds, net of transaction costs of $2,061.

Stock-Based Compensation

The Company recognizes all share-based payments, including grants of stock options and compensatory employee stock purchase plans, in the income statement as an operating expense, based on their fair value over the requisite service period. We recorded $206 and $112 of related compensation expense to selling, general and administrative expense and research and development expense, respectively, for the three months ended March 31, 2012, as compared to $13 and $6, respectively, of related compensation expense for the three months ended March 31, 2011. As of March 31, 2012, a total of $4,017 of unrecognized compensation costs related to non-vested stock option awards was outstanding and is expected to be recognized within the next 3.75 fiscal years.

The Company uses the Black-Scholes option pricing model to determine the weighted average fair value of options.  The volatility factor used in the Black-Scholes option pricing model is based on historical stock price fluctuations.  The current forfeiture rate is based on a reasonable estimate by management.  Expected dividend yield is based upon the Company’s historical and projected dividend activity and the risk free interest rate is based upon US Treasury rates appropriate for the expected term of the options.  The expected term is based on estimates regarding projected employee stock option exercise behavior.  Options for 29,375 shares were granted during the three months ended March 31, 2012, and the weighted average fair value of these options was $173, determined using an expected dividend yield of 0%, an expected stock price volatility of 98.5%, a risk-free interest rate of 1.38% and expected option lives of 6.5 years. There were no options granted in the three months ended March 31, 2011.

The Company’s stock options generally vest over four years of service and have a contractual life of 10 years.  We have 1,019,856 shares authorized for grant under our Amended and Restated 2011 Equity Incentive Plan.

Warrants

Warrants to purchase 1,581,648 and 1,496,032 shares of common stock were outstanding at March 31, 2012 and December 31, 2011, respectively.

As part of the private placement on February 8, 2012, we issued 77,063 warrants to purchase common stock at an exercise price of AU$11.20 per share and a term of 4 years, and 8,553 warrants to purchase common stock at an exercise price of AU$8.00 per share with a term of 5 years.

Note 3 - Equity

Private Placement

In November and December, 2010, the Company placed 2,368,576 shares of common stock (in the form of CDIs) for proceeds, net of transaction costs, of $11,917.

In January 2011, the Company placed 17,858 shares of common stock (in the form of CDIs) for proceeds, net of transaction costs, of $99.

In July 2011, the Company placed 572,222 shares of common stock (in the form of CDIs) for proceeds, net of transaction costs, of $4,597.

In September 2011, the Company placed 349,444 shares of common stock (in the form of CDIs) for proceeds, net of transaction costs, of $2,838.

Stock Options

The Company recognized share-based compensation expense related to stock options and grants of common stock to employees, directors and consultants of $939 and $78 during the years ended December 31, 2011 and 2010, respectively. The following table summarizes the stock-based compensation expense which was recognized in the Consolidated Statements of Operations for the years ended December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010

Selling, general and administrative	$621	$55
Research and development	318	23
Total	$939	$78

As of December 31, 2011 and December 31, 2010 the total compensation cost related to all nonvested awards not yet recognized was $4,582 and $94, respectively. This amount is expected to be recognized over the remaining weighted-average period of 9.21 years as of December 31, 2011 and 1.19 years as of December 31, 2010.

The Company has granted stock options to certain employees and directors under the Amended and Restated 2002 Stock Plan and its 2011 Equity Incentive Plan (collectively the “Plans”). The Plans are designed to assist in the motivation and retention of employees and to recognize the importance of employees to the long-term performance and success of the Company. The Company has also granted stock options to certain consultants outside of the Plans. The majority of the options to purchase common stock vest on the anniversary of the date of grant, which ranges from one to four years. Additionally, certain stock options vest upon the closing price of the Company’s common stock reaching certain minimum levels, as defined in the agreements. Finally, certain other stock options vest upon the meeting of certain Company milestones such as the signing of specific agreements and the completion of the Company’s anticipated listing on a U.S. stock exchange. As of December 31, 2011, the Company expects that all such market and performance conditions will be met. Share-based compensation expense related to these awards is recognized on a straight-line basis over the related vesting term.  It is the Company’s policy to issue new shares upon the exercise of options.

The following is a summary of the Plan and non-Plan stock option activity during the year ended December 31, 2011 and 2010.

	Options Outstanding	Weighted Average Exercise price	Remaining Average Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2009	78,789	$37.94
2010 Grants	50,000	10.72
2010 Exercises	—	—
2010 Forfeitures/expiration	2,091	36.70
Outstanding, December 31, 2010	126,698	28.00	7.26	$819
Exercisable at December 31, 2010	90,427	6.94	6.54	819
2011 Grants	794,926	7.64
2011 Exercises	1,560	6.58
2011 Forfeitures/expiration	33,231	13.02
Outstanding, December 31, 2011	886,833	$10.05	9.21	$62,674
Exercisable at December 31, 2011	184,296	$18.74	10.06	$24,013

The aggregate intrinsic value is defined as the difference between the market value of the Company’s common stock (based on the trading price of the Company’s CDIs on ASX) as of the end of the period and the exercise price of the in-the-money stock options. The total intrinsic value of stock options exercised during the years ended December 31, 2011 and 2010 was $3 and $0, respectively. Of the 702,537 non vested options, 40 are held by consultants, the majority of which vest in 2012. Total cash proceeds from exercised options were $10 and $0 for the years ended December 31, 2011 and 2010, respectively.

The weighted-average fair value of stock options granted during the years ended December 31, 2011 and 2010 was $6.62 and $10.72, respectively.

The fair value of each stock option is estimated at the grant date using the Black-Scholes option pricing model. The Company has not historically paid dividends to its shareholders, and, as a result assumed a dividend yield of 0%. The 2011 risk free interest rate is based upon the rates of US Treasury bins with a term equal to the expected term of the option.  The 2010 risk free interest rate is based upon the rates of Australian bonds with a term equal to the expected term of the option. The expected volatility is based upon the historical price of the Company’s CDIs. The expected term of the stock options to purchase common stock is based upon the outstanding contractual expected life of the stock option on the date of grant. The Company used the following weighted-average assumptions in calculating the fair value of options granted during the years ended December 31, 2011 and 2010.

	Year ended December 31
	2011	2010
Expected dividend yield	0%	0%
Risk-free interest rate	1.43%	4.97%
Expected volatility	100%	65%
Expected life (in years)	6.5	5

Warrants

Warrants to purchase 1,496,032 and 1,223,787 shares of common stock were outstanding at December 31, 2011 and 2010, respectively.

On November 10, 2010, the Company issued 357,050 warrants at an exercise price of AU$6.40 and a term of 4 years as part of the private placements previously described.

Also, as part of the private placements completed during 2010, the Company issued 850,737 warrants to purchase common stock at an exercise price of AU$6.40 per share. The warrants have a stated life of four years.

As part of the private placement completed during 2011, the Company issued 10,623 warrants to purchase common stock at an exercise price of AU$8.20 per share and 276,501 warrants to purchase common stock at an exercise price of AU$11.20 per share. The warrants have a stated life of four years.

Additional warrants to purchase common stock were issued in connection with the issuance of $800 convertible promissory notes in June 2004, which were issued as a bridging loan prior to the initial public offering of the Company’s CDIs on the ASX. These warrants were issued to related party entities affiliated with certain directors of the Company and to one unrelated party. The warrants entitle the holders to receive 16,000 shares at an exercise price of AU$5.00. The warrants have an exercise period of ten years and expire in June 2014.

During the year ended December 31, 2011, 14,879 warrants were exercised at a price of AU$6.40 for total proceeds of $99.

Balance Sheet Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Balance Sheet Information
Balance Sheet Information

Note 3 - Balance Sheet Information

Property, Plant and Equipment

Property, plant and equipment were as follows:

	March 31, 2012	December 31, 2011

Library	$1	$1
Office Furniture & Fixtures	94	177
Leasehold Improvements	145	251
Software	9	37
Production Equipment	373	293
Computer Equipment	114	134
Total	736	893
Accumulated Depreciation	(215)	(371)
	$521	$522

Depreciation expense for the three months ended March 31, 2012 and 2011 was $31 and $9, respectively.

Note 2 - Balance Sheet Information

Property, Plant and Equipment

Property, plant and equipment were as follows:

	December 31, 2011	December 31, 2010

Library	$1	$1
Office Furniture & Fixtures	177	90
Leasehold Improvements	251	78
Software	37	28
Production Equipment	293	179
Computer Equipment	134	65
Total	893	441
Accumulated Depreciation	(371)	(321)
	$522	$120